Management of financial risks and financial instruments - Summary of sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	R$ (6,691)	R$ (13,770)
Sensitivity analysis increase decrease in twenty five percent	11,399	(447,576)
Sensitivity analysis increase decrease in fifty percent	438,189	(1,231,925)
Fixed interest rate | Fixed interest rate in Reais
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(258)	(174)
Sensitivity analysis increase decrease in twenty five percent	21,269	(231,438)
Sensitivity analysis increase decrease in fifty percent	22,753	(483,589)
Exchange coupons | Foreign currencies coupon rate
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(367)	(15)
Sensitivity analysis increase decrease in twenty five percent	(18,174)	(5,407)
Sensitivity analysis increase decrease in fifty percent	(36,588)	(10,418)
Foreign currencies | Exchange rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	331	(2,089)
Sensitivity analysis increase decrease in twenty five percent	343,440	22,825
Sensitivity analysis increase decrease in fifty percent	907,349	(120,873)
Price indexes | Inflation coupon rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(103)	(118)
Sensitivity analysis increase decrease in twenty five percent	(12,998)	(19,523)
Sensitivity analysis increase decrease in fifty percent	(24,579)	(40,147)
Share | Shares prices
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(3,472)	(4,689)
Sensitivity analysis increase decrease in twenty five percent	(251,572)	(46,927)
Sensitivity analysis increase decrease in fifty percent	(289,613)	(242,687)
Seed Money | Seed Money
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(2,822)	(6,685)
Sensitivity analysis increase decrease in twenty five percent	(70,566)	(167,106)
Sensitivity analysis increase decrease in fifty percent	R$ (141,133)	R$ (334,211)